CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Total revenue	$ 2,945,399	$ 2,735,272	$ 2,377,508
Cost of revenue:
Total cost of revenue	989,254	909,524	768,173
Gross profit	1,956,145	1,825,748	1,609,335
Operating expenses:
Research and development, net	360,450	360,607	322,708
Selling and marketing	661,132	642,251	599,114
General and administrative	288,805	276,936	252,286
Total operating expenses	1,310,387	1,279,794	1,174,108
Operating income	645,758	545,954	435,227
Financial income and other, net	58,259	58,872	22,473
Income before taxes on income	704,017	604,826	457,700
Taxes on income	91,916	162,238	119,399
Net income	$ 612,101	$ 442,588	$ 338,301
Basic earnings per share (in usd per share)	$ 9.82	$ 6.97	$ 5.32
Diluted earnings per share (in usd per share)	$ 9.67	$ 6.76	$ 5.11
Weighted average number of shares (in thousands) used in computing:
Basic earnings per share (in shares)	62,333	63,483	63,590
Diluted earnings per share (in shares)	63,323	65,506	66,265
Cloud
Revenue:
Total revenue	$ 2,238,421	$ 1,984,160	$ 1,581,825
Cost of revenue:
Total cost of revenue	770,476	699,713	553,654
Services
Revenue:
Total revenue	559,989	596,031	641,387
Cost of revenue:
Total cost of revenue	193,934	184,410	188,890
Product
Revenue:
Total revenue	146,989	155,081	154,296
Cost of revenue:
Total cost of revenue	$ 24,844	$ 25,401	$ 25,629